[LOGO] LINCOLN
       FINANCIAL GROUP(R)
       LINCOLN LIFE







                                LINCOLN NATIONAL
                                VARIABLE ANNUITY







                                                         FUND A
                                                     ANNUAL REPORT
                                                   DECEMBER 31, 2001







Form 10688A 2/02

[LOGO] LINCOLN
       FINANCIAL GROUP(R)
       LINCOLN LIFE

December 2001                              Lincoln National Life Insurance Co.
                                                           1300 S. Clinton St.
                                                                 P.O. Box 1110
                                                     Fort Wayne, IN 46801-1110

Dear Participant,

We are pleased to send you the 2001 Annual Report for your Lincoln Life Fund A Variable Annuity. We appreciate your confidence in selecting Lincoln Life to help you reach your savings and retirement goals.

As you well know, 2001 was a difficult year for investors. The performance of the Variable Annuity Fund A for 2001 was -12.04%. Market declines coupled with the tragic events of September 11 had a significant impact. However, there are signs that 2002 may be better for investors. Most economists say a recovery could begin in the latter half of the year, allowing investors to refocus on retirement savings growth.

Even though the markets were down in 2001, remember that patience and a long-term investment horizon help contribute to successful financial planning. These, along with diversification*, can help you reach your financial goals.

Please review this 2001 Annual Report to learn more about your investment options, managers and performance. Your financial professional will answer your questions or you may contact a Customer Service Consultant at 1-800-4LINCOLN (454-6265). You may also contact us by e-mail at www.LincolnLife.com.

Thank you for allowing Lincoln Life to be a solution for your retirement planning.

Sincerely,

/s/ William P. Boscow

William P. Boscow

Senior Vice President and Chief Marketing Officer

* Diversification cannot eliminate risk of investment loss


www.LincolnLife.com

Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

FW2002-02-03

LINCOLN NATIONAL VARIABLE ANNUITY FUND A

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     NOTES TO FINANCIAL STATEMENTS

     FINANCIAL HIGHLIGHTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:           [VANTAGE INVESTMENT ADVISERS LOGO]

The Fund had a return of -12.0% for the fiscal year 2001 while its benchmarks, the Russell 1000 Index* and S&P 500 Index** returned -12.5% and -11.9% respectively for the period. The Fund's outperformance versus that of its style specific benchmark, the Russell 1000 Index*, can be attributed to industry weighting within the financial sector as well as stock selection in the communication and consumer discretionary sectors. The Fund's outperformance, however, was partially offset by negative contribution from technology holdings such as Palm and Brocade Communications.

The decline in the U.S. equity markets that began in March 2000 carried over into 2001. The markets continued to fall due to concerns over a slowing U.S. economy, falling corporate profits and a weak euro. The decline accelerated after the tragic events of September 11, as another element of uncertainty and consumer confidence was added to the equation. The U.S. equity markets did finish the year strongly; however, this late rally was not enough to bring most indexes positive for the year. For the first time since 1973-1974, many posted two consecutive years of negative performance.
The market's resilience in the fourth quarter was driven by a shift in focus toward the potential for future economic recovery. The Federal Reserve cut rates eleven times in 2001, four of which were between September 17 and the end of December, in its attempt to bring about that recovery. The 175 basis points of rate reduction since September helped push equity valuations upwards as a portion of the record amount of cash observed in money market funds entered the equity markets.

Looking forward, we maintain a positive long-term view on the economy and the markets. Although it appears that the markets, in the very near term, are slightly ahead of the anticipated pace of economic recovery, we remain committed to our process -- blending quantitative screening, fundamental research and risk control -- and envision no wholesale changes to the Fund. We continue to hold positions in defensive issues to weather the likely short-term volatility in the market and also more economically sensitive issues to participate in the anticipated improvement in the overall economy.

J. PAUL DOKAS

GROWTH OF $10,000 INVESTED 12/31/91 THROUGH 12/31/01
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          FUND A   S&P 500 INDEX  RUSSELL 1000 INDEX
12/31/91  $10,000        $10,000             $10,000
12/31/92  $10,037        $10,768             $10,904
12/31/93  $11,022        $11,845             $12,011
12/31/94  $11,148        $12,002             $12,056
12/31/95  $15,293        $16,503             $16,610
12/31/96  $18,179        $20,340             $20,339
12/31/97  $24,162        $27,129             $27,020
12/31/98  $28,982        $34,930             $34,321
12/31/99  $33,834        $42,312             $41,498
12/29/00  $30,017        $38,425             $38,265
12/31/01  $26,403        $33,862             $33,501

This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 12/31/91. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $26,403. For comparison, look at how the Russell 1000 Index and the S&P 500 Index did over the same period. With dividend and capital gains, if any, reinvested, the same $10,000 investment would have grown to $33,501 and $33,862, respectively. Past performance is not predictive of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENTS                   12/31/01
------------------------------------------------
One Year                                 -12.04%
------------------------------------------------
Five Years                       +         7.75%
------------------------------------------------
Ten Years                        +        10.20%
------------------------------------------------

* Russell 1000 Index - Measures the performance of the largest 1000 companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. An investor cannot invest directly in the above index/indexes which is/are unmanaged.

** The S&P 500 Index is the Standard & Poor's composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 1

LINCOLN NATIONAL
VARIABLE ANNUITY FUND A
STATEMENT OF NET ASSETS
December 31, 2001
INVESTMENTS:

                                          NUMBER      MARKET
COMMON STOCK - 99.94%                     OF SHARES   VALUE

-----------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.90%
-----------------------------------------------------------------------
     Boeing                                   16,400  $         635,992
     Honeywell International                  12,700            429,514
     Raytheon                                 10,100            327,947
     United Technologies                       7,300            471,799
-----------------------------------------------------------------------
                                                              1,865,252
AUTOMOBILES & AUTOMOTIVE PARTS - 1.33%
-----------------------------------------------------------------------
  +  AutoNation                               23,600            290,988
     Cooper Industries                         8,800            307,296
     Ford Motor                               30,354            477,165
     General Motors                            4,800            233,280
-----------------------------------------------------------------------
                                                              1,308,729
BANKING & FINANCE - 14.31%
-----------------------------------------------------------------------
     American Express                          6,600            235,554
     AmSouth Bancorporation                   13,100            247,590
     Associated Banc-Corp                      6,800            239,972
     Bank of America                          19,100          1,202,344
     Bank of New York                          6,400            261,120
     Bank One                                 16,395            640,225
     Capital One Financial                     5,500            296,725
     Citigroup                                40,997          2,069,528
     Comerica                                  4,100            234,930
     Fannie Mae                               10,900            866,550
     Fleet Boston Financial                   18,239            665,724
     Freddie Mac                               8,600            562,440
     GreenPoint Financial                      5,200            185,900
     JP Morgan Chase                          25,340            921,109
     MBNA                                     11,300            397,760
     Merrill Lynch                             8,000            416,960
     Morgan Stanley Dean Witter               17,400            973,356
     National City                            13,400            391,816
     Popular                                   6,900            200,652
     Stilwell Financial                        9,400            255,868
     Suntrust Banks                            6,300            395,010
     U.S. Bancorp                             30,663            641,777
     Wachovia                                 17,400            545,664
     Washington Mutual                        23,050            753,735
     Wells Fargo                              10,500            456,225
-----------------------------------------------------------------------
                                                             14,058,534
BUSINESS SERVICES - 0.57%
-----------------------------------------------------------------------
  +  Cendant                                  28,700            562,807
-----------------------------------------------------------------------
                                                                562,807
CABLE, MEDIA & PUBLISHING - 3.90%
-----------------------------------------------------------------------
  +  Adelphia Communications Class A          13,000            405,340
  +  AOL Time Warner                          37,450          1,202,145
  +  Cablevision Systems Class A               3,000            142,350
  +  Clear Channel Communications              6,930            352,806
  +  Gemstar-TV Guide International            8,500            235,450
  +  Liberty Media -- Class A                 39,900            558,600
  +  Metro-Goldwyn-Mayer                      19,100            418,290
  +  Viacom Class B                           11,600            512,140
-----------------------------------------------------------------------
                                                              3,827,121
CHEMICALS - 1.62%
-----------------------------------------------------------------------
     Dow Chemical                              5,500            185,790
     Du Pont (E.I.) de Nemours                15,200            646,152
     Ecolab                                    6,700            269,675
  +  FMC                                       4,200            249,900
     Praxair                                   4,300            237,575
-----------------------------------------------------------------------
                                                              1,589,092
COMPUTERS & TECHNOLOGY - 10.22%
-----------------------------------------------------------------------
     Adobe Systems                             5,500            170,775
     Automatic Data Processing                10,300            606,670
     Compaq Computer                          48,100            469,456
     Computer Associates International        11,900            410,431
                                          NUMBER      MARKET
COMPUTERS & TECHNOLOGY (CONT.)            OF SHARES   VALUE

-----------------------------------------------------------------------
  +  Dell Computer                             6,600  $         179,388
     Electronic Data Systems                  10,500            719,775
  +  EMC                                      33,600            451,584
     Hewlett-Packard                          10,900            223,886
     International Business Machines          15,500          1,874,880
  +  Micron Technology                         9,400            291,400
  +  Microsoft                                41,800          2,770,086
  +  Oracle                                   63,300            874,173
  +  Peregrine Systems                        19,800            293,634
  +  Sun Microsystems                         20,600            254,204
  +  Veritas Software                          9,897            443,584
-----------------------------------------------------------------------
                                                             10,033,926
CONSUMER PRODUCTS - 2.69%
-----------------------------------------------------------------------
     Gillette                                 10,100            337,340
     Kimberly-Clark                            7,400            442,520
     Maytag                                    8,200            254,446
     McKesson                                  7,000            261,800
     Procter & Gamble                         14,000          1,107,820
     Tupperware                               12,200            234,850
-----------------------------------------------------------------------
                                                              2,638,776
ELECTRONICS & ELECTRICAL EQUIPMENT - 9.68%
-----------------------------------------------------------------------
  +  Altera                                   11,100            235,542
     Applied Biosystems -- Applera             2,600            102,102
  +  Applied Materials                        13,800            553,380
  +  Applied Micro Circuits                   28,500            322,620
     General Electric                        101,900          4,084,152
     Intel                                    62,900          1,978,205
  +  KLA Instruments                           6,700            332,052
  +  LSI Logic                                12,500            197,250
     PerkinElmer                              10,400            364,208
     Symbol Technologies                      18,400            292,192
     Teleflex                                  6,500            307,515
     Texas Instruments                        20,640            577,920
  +  TriQuint Semiconductor                   13,100            160,606
-----------------------------------------------------------------------
                                                              9,507,744
ENERGY - 5.72%
-----------------------------------------------------------------------
     Amerada Hess                              3,600            225,000
     Apache                                    4,950            246,906
     ChevronTexaco                             8,699            779,517
     Diamond Offshore Drilling                 6,700            203,680
     Exxon Mobil                              65,400          2,570,220
  +  Noble Drilling                           10,200            347,208
     Ocean Energy                             10,700            205,440
     Phillips Petroleum                        3,600            216,936
     Tidewater                                 5,600            189,840
     Valero Energy                             7,400            282,088
     Williams                                 13,600            347,072
-----------------------------------------------------------------------
                                                              5,613,907
ENVIRONMENTAL SERVICES - 0.30%
-----------------------------------------------------------------------
     + Republic Services Class A              14,900            297,553
-----------------------------------------------------------------------
                                                                297,553
FOOD, BEVERAGE & TOBACCO - 4.49%
-----------------------------------------------------------------------
     Adolph Coors                              6,200            331,080
     Archer-Daniels-Midland                   28,040            402,374
     Coca Cola                                26,400          1,244,760
     ConAgra                                  23,400            556,218
     Kraft Foods Class A                       8,500            289,255
     PepsiCo                                   6,100            297,009
     Philip Morris                            28,200          1,292,970
-----------------------------------------------------------------------
                                                              4,413,666
HEALTHCARE & PHARMACEUTICALS - 14.73%
-----------------------------------------------------------------------
     Abbott Laboratories                       9,300            518,475
     American Home Products                    5,800            355,888
     AmerisourceBergen Class A                 4,400            279,620
  +  Amgen                                    11,300            637,772
     Becton Dickinson                         10,800            358,020
     Bristol-Myers Squibb                     19,800          1,009,800
     Cardinal Health                           3,450            223,077
  +  Caremark RX                              22,200            362,082
     Eli Lilly                                 4,800            376,992
  +  Genentech                                 7,200            390,600
  +  Guidant                                   5,500            273,900
     HCA                                      11,900            458,626
  +  Health Management Associates
      Class A                                 10,000            184,000

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 2

                                          NUMBER      MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)      OF SHARES   VALUE

-----------------------------------------------------------------------
  +  HealthSouth                              23,000  $         340,860
     Hillenbrand Industries                    5,600            309,512
  +  Ivax                                     10,100            203,414
     Johnson & Johnson                        22,700          1,341,570
     Medtronic                                 6,262            320,677
     Merck                                    27,300          1,605,240
  +  Millennium Pharmaceuticals                8,500            208,335
  +  Oxford Health Plans                       8,200            247,148
     Pfizer                                   67,925          2,706,812
     Pharmacia                                19,400            827,410
     Schering-Plough                          26,300            941,803
-----------------------------------------------------------------------
                                                             14,481,633
INDUSTRIAL MACHINERY - 0.49%
-----------------------------------------------------------------------
     Rockwell International                    9,900            176,814
  +  SPX                                       2,200            301,180
-----------------------------------------------------------------------
                                                                477,994
INSURANCE - 5.06%
-----------------------------------------------------------------------
     AFLAC                                    11,600            284,896
     Allstate                                 13,800            465,060
     American International                   17,300          1,373,620
     Cigna                                     4,900            453,985
     Fidelity National Financial              14,410            357,368
     Jefferson-Pilot                           5,350            247,545
     Loews                                     6,400            354,432
     Mony                                      7,600            262,732
     Old Republic International                9,100            254,891
  +  Principal Financial                      10,600            254,400
  +  Prudential Financial                      9,900            328,581
     UnumProvident                            12,500            331,375
-----------------------------------------------------------------------
                                                              4,968,885
LEISURE, LODGING & ENTERTAINMENT - 2.37%
-----------------------------------------------------------------------
     Brunswick                                12,400            269,824
     Callaway Golf                            18,300            350,445
     Eastman Kodak                             9,800            288,414
     McDonald's                               20,200            534,694
     Starwood Hotels & Resorts Worldwide      10,800            322,380
     Walt Disney                              27,300            565,656
-----------------------------------------------------------------------
                                                              2,331,413
METALS & MINING - 0.25%
-----------------------------------------------------------------------
     Barrick Gold                             15,200            242,440
-----------------------------------------------------------------------
                                                                242,440
MISCELLANEOUS - 0.32%
-----------------------------------------------------------------------
     ServiceMaster                            22,900            316,020
-----------------------------------------------------------------------
                                                                316,020
OFFICE/INDUSTRIAL REITS - 0.96%
-----------------------------------------------------------------------
     AMB Property                              9,900            257,400
     Duke-Weeks Realty                         7,800            189,774
     Equity Office Properties Trust           10,800            324,864
     ProLogis                                  7,900            169,929
-----------------------------------------------------------------------
                                                                941,967
PAPER & FOREST PRODUCTS - 0.52%
-----------------------------------------------------------------------
     Georgia-Pacific                           9,500            262,295
     Temple-Inland                             4,300            243,939
-----------------------------------------------------------------------
                                                                506,234
RETAIL - 5.76%
-----------------------------------------------------------------------
     Albertson's                               8,300            261,367
  +  BJ's Wholesale Club                       5,600            246,960
     Circuit City Stores                      11,400            295,830
     CVS                                       9,500            281,200
  +  Federated Department Stores              12,400            507,160
     Home Depot                               23,300          1,188,533
     J.C. Penney                              11,000            295,900
     May Department Stores                     6,800            251,464
     Nordstrom                                15,500            313,565
  +  Safeway                                  10,000            417,500
                                          NUMBER      MARKET
RETAIL (CONT.)                            OF SHARES   VALUE

-----------------------------------------------------------------------
     Sears, Roebuck                            4,800  $         228,672
  +  Toys R Us                                12,600            261,324
     Wal-Mart Stores                          19,300          1,110,715
-----------------------------------------------------------------------
                                                              5,660,190
TELECOMMUNICATIONS - 8.85%
-----------------------------------------------------------------------
     AT & T                                   52,000            943,280
     BellSouth                                12,000            457,800
  +  Cisco Systems                            70,900          1,283,999
  +  Comverse Technology                      12,900            288,573
     Corning                                  27,200            242,624
  +  Crown Castle                             22,400            239,232
  +  General Motors Class H                   20,100            310,545
     Lucent Technologies                      57,900            364,191
     Motorola                                 25,000            375,500
  +  Nextel Communications                    27,800            304,688
  +  Qualcomm                                  3,600            181,800
     Qwest Communications International       17,500            247,275
     SBC Communications                       34,563          1,353,833
  +  Sprint PCS                                8,400            205,044
     Verizon Communications                   28,836          1,368,556
  +  Worldcom                                 37,300            525,184
-----------------------------------------------------------------------
                                                              8,692,124
TEXTILES, APPAREL & FURNITURE - 0.39%
-----------------------------------------------------------------------
     Newell Rubbermaid                        13,800            380,466
-----------------------------------------------------------------------
                                                                380,466
TRANSPORTATION & SHIPPING - 0.46%
-----------------------------------------------------------------------
     Union Pacific                             8,000            456,000
-----------------------------------------------------------------------
                                                                456,000
UTILITIES - 3.05%
-----------------------------------------------------------------------
  +  AES                                      15,200            248,520
     Allegheny Energy                          8,400            304,248
     American Electric Power                   4,700            204,591
     Duke Energy                               7,100            278,746
     FPL                                       7,800            439,920
     Keyspan                                   6,900            239,085
     Potomac Electric Power                   17,800            401,746
     PPL                                       7,000            243,950
     Reliant Energy                            7,500            198,900
     TXU                                       4,600            216,890
     Wisconsin Energy                          9,800            221,088
-----------------------------------------------------------------------
                                                              2,997,684
-----------------------------------------------------------------------
TOTAL COMMON STOCK - 99.94%
 (Cost $87,874,623)                                          98,170,157
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.94%
 (Cost $87,874,623)                                          98,170,157
-----------------------------------------------------------------------
     Receivables and Other Assets Net of
      Liabilities - 0.06%                                        55,070
-----------------------------------------------------------------------
NET ASSETS - 100.00%                                  $      98,225,227
-----------------------------------------------------------------------

NET ASSETS ARE REPRESENTED BY:

VALUE OF ACCUMULATION UNITS:
     5,304,630 units at $17.048 unit
      value                                           $      90,432,642


ANNUITY RESERVES:
     107,978  units at $17.048 unit value                    1,840,795
     265,419  units at $22.424 unit value                    5,951,790
     -------
     373,397  units
     =======
----------------------------------------------------------------------
                                                          $ 98,225,227
----------------------------------------------------------------------

+    NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001.

See accompanying notes to financial statements.

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 3

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                            $  1,471,258
 Interest                                                    1,835
                                                      ------------
                                                         1,473,093

EXPENSES:
 Investment management services           $  342,253
 Mortality and expense guarantees          1,009,043     1,351,296
                                          ------------------------
NET INVESTMENT INCOME                                      121,797

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS:
 Net realized loss on investments         (7,267,608)
 Decrease in net unrealized
 appreciation/depreciation of
 investments                              (7,029,282)
                                          ------------------------
NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS                                            (14,296,890)
                                                      ------------
Net decrease in net assets resulting
from operations                                       $(14,175,093)
                                                      ============

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED    YEAR ENDED
                                          12/31/2001    12/31/2000
                                          --------------------------------
CHANGES FROM OPERATIONS:
 Net investment income (loss)             $    121,797  $          (65,551)
 Net realized gain (loss) on investments    (7,267,608)         30,752,835
 Decrease in net unrealized
 appreciation/depreciation of
 investments                                (7,029,282)        (46,469,653)
                                          --------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                            (14,175,093)        (15,782,369)
Net decrease from equity transactions       (9,725,120)        (13,495,874)
                                          --------------------------------
 TOTAL DECREASE IN NET ASSETS              (23,900,213)        (29,278,243)
Net assets at beginning of year            122,125,440         151,403,683
                                          --------------------------------
NET ASSETS AT END OF YEAR                 $ 98,225,227  $      122,125,440
                                          ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 4

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUND: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

INVESTMENTS: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Managers.

FEDERAL INCOME TAXES: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

INCOME: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2001, amounted to $82,752,814 and $91,777,103, respectively.

3. EXPENSES AND SALES CHARGES

Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $4,620 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly, The Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 5

4. NET ASSETS

Net assets at December 31, 2001 consisted of the following:

        Equity transactions                         $(206,290,843)
        Accumulated net investment income              74,211,707
        Accumulated net realized gain on
        investments                                   220,008,829
        Net unrealized appreciation of investments     10,295,534
                                                    -------------
                                                    $  98,225,227
                                                    =============

5. SUMMARY OF CHANGES IN EQUITY TRANSACTIONS

                                YEAR ENDED DECEMBER 31, 2001    YEAR ENDED DECEMBER 31, 2000
                                ------------------------------  ------------------------------
                                UNITS         AMOUNT            UNITS         AMOUNT
                                --------------------------------------------------------------
Accumulation Units:
    Balance at beginning of
      year                       5,786,791     $(184,627,698)    6,365,652     $(172,779,126)
    Contract purchases              27,385           478,343        58,685         1,213,416
    Terminated contracts          (509,546)       (9,132,649)     (637,546)      (13,061,988)
                                 ---------     -------------     ---------     -------------
Balance at end of year           5,304,630     $(193,282,004)    5,786,791     $(184,627,698)
                                 =========     =============     =========     =============
Annuity Reserves:
    Balance at beginning of
      year                         425,574     $ (11,938,025)      471,783     $ (10,290,723)
    Annuity payments               (52,177)       (1,070,814)      (46,209)       (1,647,302)
                                 ---------     -------------     ---------     -------------
Balance at end of year             373,397     $ (13,008,839)      425,574     $ (11,938,025)
                                 =========     =============     =========     =============

6. SUPPLEMENTAL INFORMATION -- FINANCIAL HIGHLIGHTS

The following is selected financial data for an accumulation unit outstanding throughout each year:

                           YEAR ENDED DECEMBER 31,
                           ------------------------------------------------
                           2001      2000      1999      1998      1997
---------------------------------------------------------------------------
Investment income          $ 0.249   $ 0.265   $ 0.283   $ 0.301   $ 0.286
Expenses                     0.228     0.275     0.256     0.217     0.178
                           -------   -------   -------   -------   -------
Net investment income
  (loss)                     0.021    (0.010)    0.027     0.084     0.108
Net realized and
  unrealized gain (loss)
  on investments            (2.354)   (2.454)    3.106     3.028     3.755
                           -------   -------   -------   -------   -------
Increase (decrease) in
  accumulation unit value   (2.333)   (2.464)    3.133     3.112     3.863
Accumulation unit value
  at beginning of year      19.381    21.845    18.712    15.600    11.737
                           -------   -------   -------   -------   -------
Accumulation unit value
  at end of year           $17.048   $19.381   $21.845   $18.712   $15.600
                           =======   =======   =======   =======   =======
Ratio of expenses to
  average net assets          1.28%     1.28%     1.28%     1.28%     1.27%
Ratio of net investment
  income (loss) to
  average net assets          0.12%    (0.05)%    0.14%     0.49%     0.77%
Portfolio turnover rate      78.03%    66.67%    21.46%    31.10%    32.56%
Number of accumulation
  units outstanding at
  end of year (expressed
  in thousands):
    Accumulation units       5,305     5,787     6,366     7,176     7,723
    Reserve units              373       426       472       530       600

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 6

LINCOLN NATIONAL VARIABLE ANNUITY FUND A
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF MANAGERS AND CONTRACT OWNERS
LINCOLN NATIONAL VARIABLE ANNUITY FUND A

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Fund A as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Fort Wayne, Indiana
February 8, 2002

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 7

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                     (2)                  (3)                                            (5)            (6)
NAME, ADDRESS AND AGE   POSITION(S) HELD     TERM OF OFFICE      (4)                        NUMBER OF      OTHER DIRECTORSHIPS
                        WITH THE FUND        AND LENGTH OF       PRINCIPAL                  PORTFOLIOS IN  HELD BY DIRECTOR
                                             TIME SERVED(2)      OCCUPATION(S)              FUND COMPLEX
                                                                 DURING THE PAST            OVERSEEN BY
                                                                 5 YEARS                    THE DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)   Chairman, President  November 1, 1994    Vice President, The             11        Director, Board of
1300 S. Clinton Street  and Director         to present          Lincoln National Life                     Managers, Lincoln
Fort Wayne, IN 46802                                             Insurance Company, Fort                   National Variable Annuity
Age 49                                                           Wayne, Indiana                            Fund A; Lincoln
                                                                                                           Retirement Services
                                                                                                           Company, LLC
Steven M. Kluever(1)    Second Vice          May 6, 1997 to      Second Vice President,          11        None
1300 S. Clinton Street  President            present             The Lincoln National Life
Fort Wayne, IN 46802                                             Insurance, Company
Age 39
Eric C. Jones(1)        Second Vice          May 6, 1997 to      Second Vice President,          11        None
1300 S. Clinton Street  President and Chief  present             The Lincoln National Life
Fort Wayne, IN 46802    Financial Officer                        Insurance Company
Age 40
Cynthia A. Rose(1)      Secretary            February 14, 1995   Secretary Assistant Vice        11        None
1300 S. Clinton Street                       to present          President, The Lincoln
Fort Wayne, IN 46802                                             National Life Insurance
Age 47                                                           Company
John B. Borsch          Director             December 14, 1981   Retired; formerly               11        Director, Board of
1776 Sherwood Road                           to present          Associate Vice President,                 Managers, Lincoln
Des Plaines, IL 60016                                            Investments, Northwestern                 National Variable Annuity
Age 68                                                           University, Evanston,                     Fund A; Lincoln
                                                                 Illinois                                  Retirement Services
                                                                                                           Company, LLC
Nancy L. Frisby         Director             April 15, 1992 to   Vice President and Chief        11        Director, Board of
DeSoto Memorial                              present             Financial Officer, DeSoto                 Managers, Lincoln
Hospital                                                         Memorial Hospital,                        National Variable Annuity
900 N. Robert Avenue                                             Arcadia, Florida                          Fund A; Lincoln
Arcadia, FL 34265                                                                                          Retirement Services
Age 60                                                                                                     Company, LLC
Barbara S. Kowalczyk    Director             November 2, 1993    Senior Vice President and       11        Lincoln National
Lincoln Financial                            to present          Director, Corporate                       Management Corporation;
Group                                                            Planning and Development,                 Lincoln Financial Group
Centre Square, West                                              Lincoln National                          Foundation, Inc.;
Tower                                                            Corporation,                              Director, Board of
1500 Market St., Ste.                                            Philadelphia,                             Managers, Lincoln
3900                                                             Pennsylvania (Insurance                   National Variable Annuity
Philadelphia, PA                                                 Holding Company)                          Fund A
19102-2112                                                       Director, Lincoln Life &
Age 50                                                           Annuity Company of New
                                                                 York, Director, Lincoln
                                                                 National (U.K.) PLC
                                                                 (Financial Services
                                                                 Company)
Kenneth G. Stella       Director             February 10, 1998   President, Indiana              11        First National Bank;
Indiana Hospital &                           to present          Hospital & Health                         Director, Board of
Health Association                                               Association,                              Managers, Lincoln
1 American Square Ste.                                           Indianapolis, Indiana                     National Variable Annuity
1900                                                                                                       Fund A
Indianapolis, IN 46282
Age 58
Frederick J.            Vice President and   December 29, 2000   Vice President and              11        Director of Lincoln
Crawford(1)             Treasurer            to present          Treasurer, Lincoln                        National Reinsurance
Lincoln Financial                                                National Corp.; President                 Company (Barbados)
Group                                                            and Market Manager                        Limited; The Financial
Centre Square, West                                              Greater Cincinnati Region                 Alternative, Inc.;
Tower                                                            Bank One, N.A.; and First                 Financial Alternative
1500 Market St., Ste.                                            Vice President and Senior                 Resourced, Inc.;
3900                                                             Banker, Division of First                 Financial Choices, Inc.;
Philadelphia, PA                                                 Chicago NBD                               Financial Investment
19102-2112                                                                                                 Services, Inc.;
Age 37                                                                                                     Financial Investments,
                                                                                                           Inc.; The Financial
                                                                                                           Resources
                                                                                                           Department, Inc.;
                                                                                                           Investment
                                                                                                           Alternatives, Inc.; The
                                                                                                           Investment Center, Inc.;
                                                                                                           The Investment
                                                                                                           Group, Inc.; Lincoln
                                                                                                           National Financial
                                                                                                           Institutions
                                                                                                           Group, Inc.; Personal
                                                                                                           Financial
                                                                                                           Resources, Inc.; Personal
                                                                                                           Investment
                                                                                                           Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY,
P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS OF THE FUND ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNA-TION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                   LINCOLN NATIONAL VARIABLE ANNUITY FUND A 8

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                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 10688A App. 2/02                        marketing name for Lincoln National
                                             Corporation and its affiliates.

                                                      February 02 [Recycle Logo]